Long-term debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal	$ 57,228	$ 75,134	$ 110,022
Principal and interest payable	39,964
2023
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	15,558
2024
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	11,574
2025
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	8,773
2026
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	1,981
2027
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	2,078
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	23,102	42,408
Interest	1,689
Fekola Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	993
Fekola Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	548
Fekola Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Interest	148
Fekola Equipment Loan Facility | 2026
Disclosure of detailed information about borrowings [line items]
Interest	0
Fekola Equipment Loan Facility | 2027
Disclosure of detailed information about borrowings [line items]
Interest	0
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	872	$ 3,865
Interest	28
Masbate Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	28
Masbate Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	0
Masbate Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Interest	0
Masbate Equipment Loan Facility | 2026
Disclosure of detailed information about borrowings [line items]
Interest	0
Masbate Equipment Loan Facility | 2027
Disclosure of detailed information about borrowings [line items]
Interest	0
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	23,418
Principal | Fekola Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	9,643
Principal | Fekola Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	7,788
Principal | Fekola Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Principal	5,987
Principal | Fekola Equipment Loan Facility | 2026
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Fekola Equipment Loan Facility | 2027
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	872
Principal | Masbate Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	872
Principal | Masbate Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Masbate Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Masbate Equipment Loan Facility | 2026
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Masbate Equipment Loan Facility | 2027
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Principal	13,957
Principal | Lease liabilities | 2023
Disclosure of detailed information about borrowings [line items]
Principal	4,022
Principal | Lease liabilities | 2024
Disclosure of detailed information about borrowings [line items]
Principal	3,238
Principal | Lease liabilities | 2025
Disclosure of detailed information about borrowings [line items]
Principal	2,638
Principal | Lease liabilities | 2026
Disclosure of detailed information about borrowings [line items]
Principal	1,981
Principal | Lease liabilities | 2027
Disclosure of detailed information about borrowings [line items]
Principal	$ 2,078